Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Assets
Cash and cash equivalents	$ 4,314		$ 598
Accounts receivable and other receivables (Note 6)	9,733		5,492
Deposits and prepaid expenses	718		838
Fair value of commodity contracts (Note 6)	254
Total current assets	15,019		6,928
Non-current assets
Property, plant and equipment (Note 9)	232,962		216,161
Right-of-use assets (Note 10)	748	[1]	1,190	[2]
Fair value of commodity contracts (Note 6)	30		78
Total Assets	248,759		224,357
Liabilities
Accounts payable and other payables (Note 6)	15,090		17,648
Current lease liabilities (Note 10)	586		1,068
Fair value of commodity contracts (Note 6)			128
Total current liabilities	15,676		18,844
Non-current liabilities
Loans and borrowings, net (Note 14)	33,240		29,612
Asset retirement obligations (Note 16)	2,168		1,966
Deferred taxes (Note 11)	8,701		3,359
Lease liabilities (Note 10)	167		162
Total non-current liabilities	44,276		35,099
Total Liabilities	59,952		53,943
Equity
Shareholders’ capital (Note 12)	295,309		296,232
Contributed surplus	25,380		24,179
Deficit	(131,882)		(149,997)
Total equity	188,807		170,414
Total Equity and Liabilities	$ 248,759		$ 224,357

[1]	Includes machinery and equipment of $698 and buildings of $50.
[2]	Includes machinery and equipment of $1,172 and buildings of $18.